RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 7,183,691	R$ 3,961,408
Deferred tax liabilities	R$ 10,698,994	11,723,383
Deferred tax projected realization period	10 years
Tax Credits without Tax Loss and Negative Base
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 743,924	2,178,837
Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,693,087	909,887
Adjustment of the Law 11.638/2007 - RTT (IFRS)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	521,867	41,694
Provision for litigation
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,530,541	233,215
Provision for doubtful accounts (PCLD)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,052,746	208,758
Others
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	641,526	389,017
Existing Basic Systems Network Remuneration
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	7,806,665	9,380,308
Tax debt
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	546,444	484,228
VJORA Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	628,904	432,582
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	225,806	12,029
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	1,491,175	1,414,236
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,039,253	1,868,051
Deferred tax liabilities	R$ 1,596,809	R$ 1,314,642